Debt Unrealized Gains (Losses) From Debt Hedges Included In Accumulated Other (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Apr. 30, 2017	Jan. 31, 2015	Apr. 30, 2014	Nov. 30, 2002	Mar. 31, 1999
Debt Instrument [Line Items]
Net unrealized losses on forecasted transactions	$ (14.5)	$ (14.9)
6 5/8% Senior Notes due 2029
Debt Instrument [Line Items]
Unrealized Gain (Loss)							$ (4.2)
Net unrealized losses on forecasted transactions	(1.8)
6.25% Senior Notes due 2032
Debt Instrument [Line Items]
Unrealized Gain (Loss)						$ 5.1
Net unrealized losses on forecasted transactions	2.8
4.35% Senior Notes due 2044
Debt Instrument [Line Items]
Unrealized Gain (Loss)					$ (1.6)
Net unrealized losses on forecasted transactions	(1.3)
3.70% Senior Notes due 2045
Debt Instrument [Line Items]
Unrealized Gain (Loss)				$ (12.9)
Net unrealized losses on forecasted transactions	(10.8)
4.125% Senior Notes due 2047
Debt Instrument [Line Items]
Unrealized Gain (Loss)			$ (8.0)
Net unrealized losses on forecasted transactions	$ (7.2)